Common Shareholders' Equity (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Common Shareholders' Equity [Line Items]
Cash flow hedges	$ 9,945,778	$ 109,288,972	$ (55,220,514)
Gains (losses) from defined benefit plans	(7,103,125)	5,216,580	(1,859,692)
Charge to equity	5,334,074	(2,029,563)	(610,345)
Other comprehensive income	(4,238,647)	114,644,243	(53,621,696)
Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	(223,342,368)	15,703,753	(125,344,149)
Cash flow hedges	(12,415,374)	2,168,254	4,068,855
Gains (losses) from defined benefit plans	(7,103,125)	5,216,580	(1,859,692)
Inflation adjustment of subsidiaries in Argentina	233,288,146	93,585,219	70,123,635
Charge to equity	5,334,074	(2,029,563)	(610,345)
Other comprehensive income	(4,238,647)	114,644,243	(53,621,696)
Equity holders of the parent	(4,628,038)	107,622,545	(50,373,462)
Non-controlling interests	389,391	7,021,698	(3,248,234)
Reserve of exchange differences on translation [member] | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	(226,312,374)	15,703,753	(125,344,149)
Cash flow hedges	0	0	0
Gains (losses) from defined benefit plans	0	0	0
Inflation adjustment of subsidiaries in Argentina	237,327,121	93,585,219	70,123,635
Charge to equity	0	0	0
Other comprehensive income	11,014,747	109,288,972	(55,220,514)
Equity holders of the parent	10,637,455	102,229,659	(52,043,623)
Non-controlling interests	377,292	7,059,313	(3,176,891)
Reserve of cash flow hedges [member] | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	0
Cash flow hedges	(12,415,374)	2,168,254	4,068,855
Gains (losses) from defined benefit plans	0	0	0
Inflation adjustment of subsidiaries in Argentina	0	0	0
Charge to equity	3,352,151	(585,430)	(1,098,591)
Other comprehensive income	(9,063,223)	1,582,824	2,970,264
Equity holders of the parent	(9,291,567)	1,812,733	2,968,182
Non-controlling interests	228,344	(229,909)	2,082
Reserve of Actuarial gains and losses on defined benefit plans | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	0		0
Cash flow hedges	0	0	0
Gains (losses) from defined benefit plans	(7,103,125)	5,216,580	(1,859,692)
Inflation adjustment of subsidiaries in Argentina	0	0	0
Charge to equity	1,981,923	(1,444,133)	488,246
Other comprehensive income	(5,121,202)	3,772,447	(1,371,446)
Equity holders of the parent	(4,905,072)	3,580,153	(1,298,021)
Non-controlling interests	(216,130)	192,294	(73,425)
Other [Member] | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	2,970,006	0	0
Cash flow hedges	0	0	0
Gains (losses) from defined benefit plans	0	0	0
Inflation adjustment of subsidiaries in Argentina	(4,038,975)	0	0
Charge to equity	0	0	0
Other comprehensive income	(1,068,969)	0	0
Equity holders of the parent	(1,068,854)	0	0
Non-controlling interests	$ (115)	$ 0	$ 0